Stated capital - Award prices of SARs outstanding (Details) - Stock Appreciation Rights (SARs) [Member] shares in Thousands	12 Months Ended
	Mar. 31, 2019 shares R / shares	Mar. 31, 2018 shares	Mar. 31, 2017 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Annual shareholder return	10.00%
Number of SARs outstanding (in shares)	25,921	28,039	20,810
Granted on August 31, 2015
Disclosure of range of exercise prices of outstanding share options [line items]
Annual shareholder return	10.00%
Award price | R / shares	R 3.13
Number of SARs outstanding (in shares)	6,090	7,764
Granted on May 30, 2016
Disclosure of range of exercise prices of outstanding share options [line items]
Annual shareholder return	10.00%
Award price | R / shares	R 2.94
Number of SARs outstanding (in shares)	5,369	6,525
Granted on November 24, 2016
Disclosure of range of exercise prices of outstanding share options [line items]
Annual shareholder return	10.00%
Award price | R / shares	R 3.28
Number of SARs outstanding (in shares)	4,000	4,000
Granted on May 30, 2017
Disclosure of range of exercise prices of outstanding share options [line items]
Annual shareholder return	10.00%
Award price | R / shares	R 3.46
Number of SARs outstanding (in shares)	8,962	9,750
Granted On May 25, 2018
Disclosure of range of exercise prices of outstanding share options [line items]
Annual shareholder return	10.00%
Award price | R / shares	R 9.64
Number of SARs outstanding (in shares)	500
Granted on December 14, 2018
Disclosure of range of exercise prices of outstanding share options [line items]
Annual shareholder return	10.00%
Award price | R / shares	R 9.65
Number of SARs outstanding (in shares)	1,000